HOMESTEAD FUNDS
STOCK INDEX FUND SUPPLEMENT
DATED DECEMBER 31, 2007 TO THE
PROSPECTUS DATED MAY 1, 2007
(AS AMENDED OCTOBER 15, 2007)

This supplement provides information regarding changes in the portfolio managers of the S&P 500 Index Master Portfolio (the “Master Portfolio”), the master portfolio in which the Stock Index Fund invests. Barclays Global Fund Advisors (“Barclays”) serves as the investment adviser to the Master Portfolio. Please read this supplement and keep it with your records for future reference.

Effective January 1, 2008, the last three paragraphs under “INVESTMENT ADVISER FOR THE MASTER PORTFOLIO” on page 27 of the prospectus are deleted in their entirety and replaced with the following:

Diane Hsiung and Greg Savage (each a “Master Portfolio Manager”) are primarily responsible for the day-to-day management of the Master Portfolio. Each Master Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Master Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Diane Hsiung is an employee of Barclays and Barclays Global Investors, N.A. (“BGI”) and, together with the other Master Portfolio Manager, is primarily responsible for the day-to-day management of the Master Portfolio. Ms. Hsiung has been a senior portfolio manager for Barclays and BGI since 2007 and a portfolio manager for Barclays and BGI from 2002 to 2006.

Greg Savage, CFA, is an employee of Barclays and BGI and, together with the other Master Portfolio Manager, is primarily responsible for the day-to-day management of the Master Portfolio. Mr. Savage has been a senior portfolio manager for Barclays and BGI since 2006 and a portfolio manager for Barclays and BGI from 2001 to 2006.

You may obtain a copy of Homestead Funds’ prospectus and statement of additional information free of charge, upon request, by calling toll-free 1-800-258-3030, by visiting the Homestead Funds’ website at www.homesteadfunds.com, or by writing to Homestead Funds, 4301 Wilson Boulevard, Arlington, VA 22203.

HOMESTEAD FUNDS
STOCK INDEX FUND SUPPLEMENT
DATED DECEMBER 31, 2007 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2007
(AS AMENDED OCTOBER 15, 2007)

This supplement provides information regarding changes in the portfolio managers of the S&P 500 Index Master Portfolio (the “Master Portfolio”), the master portfolio in which the Stock Index Fund invests. Barclays Global Fund Advisors (“BFGA”) serves as the investment adviser to the Master Portfolio. Please read this supplement and keep it with your records for future reference.

Effective January 1, 2008, in the section entitled “BFGA” on page 29 of the statement of additional information, the first paragraph and proceeding chart are deleted in their entirety and replaced with the following:

As of October 31, 2007, the individuals named as portfolio managers for the Master Portfolio were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the Master Portfolio, as indicated in the table below:

Diane Hsiung

	Registered Investment	Other Pooled Investment
	Companies	Vehicles	Other Accounts

Number of Accounts	124	1	5
Net Assets as of 10/31/07	$311,024,000,000	$235,000,000	$1,365,000,000
Greg Savage

	Registered Investment	Other Pooled Investment
	Companies	Vehicles	Other Accounts

Number of Accounts	124	1	6
Net Assets as of 10/31/07	$311,024,000,000	$235,000,000	$1,365,000,000
You may obtain a copy of Homestead Funds’ prospectus and statement of additional information free of charge, upon request, by calling toll-free 1-800-258-3030, by visiting the Homestead Funds’ website at www.homesteadfunds.com, or by writing to Homestead Funds, 4301 Wilson Boulevard, Arlington, VA 22203.